FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Schedule of equity Investments at fair value through other comprehensive income
(b)	Equity investments at fair value through other comprehensive income

	2020	2021
	RMB’000	RMB’000
Non-current assets
Investments in unlisted companies	377,631	463,696

Schedule of amounts recognized in profit or loss and other comprehensive income
During the year, the following gains were recognized in profit or loss and other comprehensive income.

	2020	2021
	RMB’000	RMB’000
Dividends from equity investments at FVOCI recognized in profit or loss in other gains/losses - net (Note 32)
- Related to investments held at the end of the reporting period	7,735	9,802